Submission	Feb. 19, 2025
Submission [Line Items]
Central Index Key	0001666291
Registrant Name	Claros Mortgage Trust, Inc.
Registration File Number	333-269190
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES